Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment

NOTE 3: PROPERTY AND EQUIPMENT

	December 31
	2010	2011

Cost:
Computers and peripheral equipment	$4,233	$4,717
Office furniture and equipment	627	640
Motor vehicles	45	45
Leasehold improvements	1,182	1,195

	6,087	6,597

Less accumulated depreciation	(5,167)	(5,712)

Property and Equipment, net	$920	$885

Depreciation expense amounted to approximately $ 491, $ 520 and $ 545 in 2009, 2010 and 2011, respectively.